Related Party Transactions and Balances (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 19, 2018	May 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Debt instrument face amount	$ 114,000
Debt instrument interest rate	1.90%
Debt maturity date	Sep. 30, 2018
Three Unsecured Promissory Notes [Member]
Interest expense			$ 19,836	$ 3,630	$ 16,918
Accrued interest			$ 29,918		$ 10,082
Officer and Director [Member] | Three Unsecured Promissory Notes [Member]
Debt instrument face amount		$ 400,000
Debt instrument interest rate		10.00%
Debt maturity date		Jun. 01, 2018
Officer and Director [Member] | Three Unsecured Promissory Notes [Member]
Debt maturity date		Sep. 30, 2018